Payables and Accruals (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued expenses	Accrued expenses consist of the following:

	As of
	September 30, 2021	December 31, 2020
Employee compensation	$9,309	$4,478
Vacation reserves	464	465
Other	12,512	2,776
Total accrued expenses	$22,285	$7,719
Accrued expenses consists of the following:

	As of December 31,
	2019	2020
Employee compensation	$2,810	$4,478
Vacation reserves	373	465
Other current liabilities	929	2,776
Total accrued expenses	$4,112	$7,719